BUSINESS COMBINATIONS - Schedule of Fair Value of Assets and Liabilities Assumed in Acquisition (Details) - Manufacturing Facility Workforce $ in Millions	Nov. 01, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	$ 28
Deferred tax assets	2
Trade and other payables	(1)
Provisions	(29)
Total net assets acquired	$ 0